Stockholders’ Equity (Details) - Schedule of warrant activity - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders’ Equity (Details) - Schedule of warrant activity [Line Items]
Options beginning balance	2,902,619	541,021
Weighted Average Exercise Price, beginning balance	$ 7.07	$ 12.75
Weighted Average Remaining Contractual Life (in years), beginning balance	4 years 8 months 15 days
Options, Granted		2,425,762
Weighted Average Exercise Price, Granted	$ 1.38	$ 5.97
Weighted Average Remaining Contractual Life (in years), Granted		5 years 10 months 28 days
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled	(433,519)	(64,164)
Weighted Average Exercise Price, Forfeited/Cancelled	$ 13.56	$ 13.06
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options outstanding, ending balance	4,409,100	2,902,619	541,021
Weighted Average Exercise Price outstanding, ending balance	$ 3.93	$ 7.07	$ 12.75
Weighted Average Remaining Contractual Life (in years) outstanding, ending balance	4 years 8 months 4 days	4 years 8 months 15 days	3 years 3 months 7 days
Options, exercisable	2,994,267	1,165,191	149,168
Weighted Average Exercise Price, exercisable	$ 4.06	$ 9.01	$ 23.77
Weighted Average Remaining Contractual Life (in years), exercisable	4 years 6 months 25 days	4 years 1 month 13 days	1 year 9 months
Equity Option [Member]
Stockholders’ Equity (Details) - Schedule of warrant activity [Line Items]
Options beginning balance		541,021	303,825
Weighted Average Exercise Price, beginning balance		$ 12.75	$ 24.48
Weighted Average Remaining Contractual Life (in years), beginning balance			2 years 6 months 3 days
Options, Granted			391,853
Weighted Average Exercise Price, Granted			$ 8.55
Weighted Average Remaining Contractual Life (in years), Granted			5 years 8 months 1 day
Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Remaining Contractual Life (in years), Exercised
Options, Forfeited/Cancelled			(154,657)
Weighted Average Exercise Price, Forfeited/Cancelled			$ 25.17
Weighted Average Remaining Contractual Life (in years), Forfeited/Cancelled
Options outstanding, ending balance			541,021
Weighted Average Exercise Price outstanding, ending balance			$ 12.75
Weighted Average Remaining Contractual Life (in years) outstanding, ending balance			4 years 3 months 14 days